Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

        Management Services:    Pursuant to a ship management agreement between each of the vessel owning companies and Danaos Shipping Company Limited (the "Manager"), the Manager acts as the fleet's technical manager responsible for (i) recruiting qualified officers and crews, (ii) managing day to day vessel operations and relationships with charterers, (iii) purchasing of stores, supplies and new equipment for the vessels, (iv) performing general vessel maintenance, reconditioning and repair, including commissioning and supervision of shipyards and subcontractors of drydock facilities required for such work, (v) ensuring regulatory and classification society compliance, (vi) performing operational budgeting and evaluation, (vii) arranging financing for vessels, (viii) providing accounting, treasury and finance services and (ix) providing information technology software and hardware in the support of the Company's processes. The Company's controlling shareholder also controls the Manager.

        On February 8, 2010, the Company signed an addendum to the management contract adjusting the management fees, effective January 1, 2010, to a fee of $675 per day, a fee of $340 per vessel per day for vessels on bareboat charter and $675 per vessel per day for vessels on time charter. During 2012, the management fee levels remained the same as the 2010 fee levels. Furthermore, the Manager received a flat fee of $0.725 million per newbuilding vessel for the supervision of newbuilding contracts in 2012. The Manager also receives a fee on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet.

        On December 16, 2011, the Company signed an addendum to the management contract adjusting the fee of 0.75% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet, effective January 1, 2012, to a fee of 1.0%. In addition, the Manager receives a fee of 0.5% based on the contract price of any vessel bought or sold by the manager on its behalf (excluding newbuildings).

        On December 31, 2012, the Company signed an addendum to the management contract providing that from January 1, 2013, the Manager also provides the Company with the services of its executive officers for a fee of € 1.4 million per year. This fee was increased to €1.5 million for the year ended December 31, 2014 and amounted to €0.5 million for the period from January 1, 2015 to April 30, 2015, after which date the Company directly employed the executive officers. The executive officers received an aggregate €1.0 million in compensation for the period from May 1, 2015 to December 31, 2015.

        On December 16, 2013, the Company signed an addendum to the management contract adjusting the management fees, effective January 1, 2014, to a fee of $800 per day, a fee of $400 per vessel per day for vessels on bareboat charter and $800 per vessel per day for vessels on time charter, as well as adjusting the fee of 1.0% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet, to a fee of 1.25%.

        On December 31, 2014, the Company signed an amended and restated management agreement to supersede the initial agreement signed in 2005 and incorporate all prior amendments. Pursuant to this agreement, effective January 1, 2015, the management fees are adjusted to a fee of $850 per day, a fee of $425 per vessel per day for vessels on bareboat charter and $850 per vessel per day for vessels on time charter. The fee of 1.25% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet and the fee of 0.5% based on the contract price of any vessel bought and sold by the manager on the Company's behalf remains the same as per addendum signed in 2013.

        Management fees in 2015 amounted to approximately $17.4 million (2014: $16.3 million, 2013: $15.0 million), which are presented under "General and administrative expenses" on the consolidated Statements of Operations. Commissions to the Manager in 2015 amounted to approximately $6.9 million (2014: $7.0 million, 2013: $5.8 million), which are shown under "Voyage expenses" on the consolidated Statements of Operations.

        The Company pays monthly advances on account of the vessels' operating expenses. These prepaid amounts are presented in the consolidated balance sheet under "Due from related parties" totaling $19.0 million and $10.6 million as of December 31, 2015 and 2014, respectively.

        Dr. John Coustas, the Chief Executive Officer of the Company, is a member of the Board of Directors of The Swedish Club, the primary provider of insurance for the Company, including a substantial portion of its hull & machinery, war risk and protection and indemnity insurance. During the years ended December 31, 2015, 2014 and 2013 the Company paid premiums to The Swedish Club of $6.3 million, $8.5 million and $9.6 million, respectively, which are presented under Vessel operating expenses in the consolidated Statements of Operations. As of December 31, 2015 and 2014, the Company did not have any outstanding balance to The Swedish Club.